Short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term investments
Schedule of short term investments

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Structured notes	2,500	—	—
Investment in fund	61,855	68,378	9,631
Total short-term investments	64,355	68,378	9,631